Segments - Schedule of Long-Lived Assets, Excluding Financial Instruments and Tax Assets (Details) - USD ($) $ in Thousands	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Segment Reporting Information [Line Items]
Total long-lived assets	$ 362,517	$ 326,322	$ 322,313
U.S.
Segment Reporting Information [Line Items]
Total long-lived assets	203,538	177,921	175,691
United Kingdom
Segment Reporting Information [Line Items]
Total long-lived assets	66,703	71,632	64,280
Other countries
Segment Reporting Information [Line Items]
Total long-lived assets	$ 92,276	$ 76,769	$ 82,342